Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2024
T01-NPRT3-0624
1.9584802.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTOMOBILE COMPONENTS – 2.2%
Automotive Parts & Equipment – 2.1%
Adient PLC (a)		35,001	$ 1,045,480
American Axle & Manufacturing Holdings, Inc. (a)		73,319	538,161
Aptiv PLC (a)		79,540	5,647,340
Autoliv, Inc.		23,988	2,873,523
BorgWarner, Inc.		73,784	2,417,902
Dana, Inc.		60,346	750,101
Dorman Products, Inc. (a)		11,356	993,082
Fox Factory Holding Corp. (a)		16,457	640,506
Garrett Motion, Inc. (a)		59,340	567,290
Gentex Corp.		71,839	2,464,078
Gentherm, Inc. (a)		15,708	794,354
Holley, Inc. (a)		59,201	237,988
LCI Industries		9,586	996,752
Lear Corp.		18,023	2,268,555
Luminar Technologies, Inc. (a)		207,070	304,393
Modine Manufacturing Co. (a)		18,230	1,688,645
Patrick Industries, Inc.		8,728	911,989
Phinia, Inc.		23,415	913,185
QuantumScape Corp. (a)		141,177	765,179
Standard Motor Products, Inc.		13,815	443,461
Stoneridge, Inc. (a)		26,361	394,888
Visteon Corp. (a)		10,318	1,141,480
XPEL, Inc. (a)		12,087	635,172
			29,433,504
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)		103,644	1,239,582
TOTAL AUTOMOBILE COMPONENTS	30,673,086
AUTOMOBILES – 12.8%
Automobile Manufacturers – 12.7%
Ford Motor Co.		1,072,492	13,030,778
General Motors Co.		374,391	16,671,631
Lucid Group, Inc. (a)		337,268	860,034
Rivian Automotive, Inc. Class A (a)		197,851	1,760,874
Tesla, Inc. (a)		761,386	139,546,826
Thor Industries, Inc.		16,367	1,627,207
Winnebago Industries, Inc.		12,795	787,916
			174,285,266
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		44,341	1,524,887
TOTAL AUTOMOBILES	175,810,153
BROADLINE RETAIL – 26.2%
Broadline Retail – 26.2%
Amazon.com, Inc. (a)		1,855,548	324,720,900
Dillard's, Inc. Class A		1,801	788,820
eBay, Inc.		146,990	7,575,865
Etsy, Inc. (a)		36,336	2,495,193
Groupon, Inc. (a)		19,882	229,836

		Shares	Value

Kohl's Corp.		42,068	$ 1,007,108
Macy's, Inc.		90,684	1,671,306
MercadoLibre, Inc. (a)		12,281	17,914,295
Nordstrom, Inc.		45,399	863,035
Ollie's Bargain Outlet Holdings, Inc. (a)		21,018	1,537,256
TOTAL BROADLINE RETAIL	358,803,614
DISTRIBUTORS – 1.0%
Distributors – 1.0%
Genuine Parts Co.		39,675	6,237,307
LKQ Corp.		78,251	3,374,966
Pool Corp.		11,167	4,048,372
TOTAL DISTRIBUTORS	13,660,645
DIVERSIFIED CONSUMER SERVICES – 1.6%
Education Services – 0.9%
Adtalem Global Education, Inc. (a)		17,990	892,664
Bright Horizons Family Solutions, Inc. (a)		18,646	1,933,777
Chegg, Inc. (a)		67,687	349,942
Coursera, Inc. (a)		47,059	480,943
Duolingo, Inc. (a)		9,966	2,249,824
Graham Holdings Co. Class B		1,450	1,016,986
Grand Canyon Education, Inc. (a)		10,756	1,398,495
Laureate Education, Inc.		63,427	919,692
Perdoceo Education Corp.		31,045	568,124
Strategic Education, Inc.		9,635	1,106,483
Stride, Inc. (a)		17,056	1,138,488
Udemy, Inc. (a)		49,961	500,609
			12,556,027
Specialized Consumer Services – 0.7%
ADT, Inc.		108,739	706,803
Carriage Services, Inc.		14,377	367,764
European Wax Center, Inc. Class A (a)		31,448	369,828
Frontdoor, Inc. (a)		32,116	985,640
H&R Block, Inc.		45,931	2,169,321
Mister Car Wash, Inc. (a)		63,408	424,200
OneSpaWorld Holdings Ltd. (a)		47,754	607,431
Service Corp. International		44,583	3,197,047
WW International, Inc. (a)		83,904	151,866
			8,979,900
TOTAL DIVERSIFIED CONSUMER SERVICES	21,535,927
HOTELS, RESTAURANTS & LEISURE – 22.8%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)		49,367	530,202
Bally's Corp. (a)		31,466	413,463
Boyd Gaming Corp.		25,204	1,348,666
Caesars Entertainment, Inc. (a)		65,454	2,344,562
Churchill Downs, Inc.		20,750	2,676,750

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
DraftKings, Inc. Class A (a)	119,493	$ 4,966,129
Everi Holdings, Inc. (a)	54,342	443,974
Golden Entertainment, Inc.	15,039	482,000
Las Vegas Sands Corp.	106,354	4,717,864
Light & Wonder, Inc. (a)	27,787	2,480,268
MGM Resorts International (a)	81,957	3,232,384
Monarch Casino & Resort, Inc.	8,939	605,796
Penn Entertainment, Inc. (a)	54,967	909,154
Red Rock Resorts, Inc. Class A	19,151	1,017,301
Wynn Resorts Ltd.	30,322	2,779,011
		28,947,524
Hotels, Resorts & Cruise Lines – 8.5%
Airbnb, Inc. Class A (a)	118,175	18,739,010
Booking Holdings, Inc.	9,800	33,829,894
Carnival Corp. (a)	291,837	4,325,024
Choice Hotels International, Inc.	11,571	1,368,386
Expedia Group, Inc. (a)	40,428	5,442,822
Hilton Grand Vacations, Inc. (a)	27,981	1,165,129
Hilton Worldwide Holdings, Inc.	71,462	14,098,023
Hyatt Hotels Corp. Class A	14,368	2,137,815
Lindblad Expeditions Holdings, Inc. (a)	36,747	269,723
Marriott International, Inc. Class A	70,458	16,637,248
Marriott Vacations Worldwide Corp.	13,057	1,254,908
Norwegian Cruise Line Holdings Ltd. (a)	134,373	2,542,337
Playa Hotels & Resorts NV (a)	65,340	588,060
Royal Caribbean Cruises Ltd. (a)	67,649	9,445,830
Sabre Corp. (a)	213,861	613,781
Soho House & Co., Inc. (a)	38,099	198,496
Target Hospitality Corp. (a)	37,754	420,013
Travel & Leisure Co.	27,687	1,205,492
Wyndham Hotels & Resorts, Inc.	26,455	1,944,707
		116,226,698
Leisure Facilities – 0.6%
Bowlero Corp. Class A	29,492	346,531
Dave & Buster's Entertainment, Inc. (a)	15,462	825,671
Life Time Group Holdings, Inc. (a)	42,635	582,394
Planet Fitness, Inc. Class A (a)	27,931	1,671,391
Six Flags Entertainment Corp. (a)	32,556	767,671
United Parks & Resorts, Inc. (a)	17,609	894,889
Vail Resorts, Inc.	11,623	2,201,048
Xponential Fitness, Inc. Class A (a)	24,583	313,433
		7,603,028
Restaurants – 11.6%
Aramark	77,436	2,440,008
BJ's Restaurants, Inc. (a)	15,146	493,608
Bloomin' Brands, Inc.	34,025	877,505

		Shares	Value

Brinker International, Inc. (a)		19,525	$ 1,046,540
Cava Group, Inc. (a)		15,448	1,111,329
Cheesecake Factory, Inc.		22,815	787,574
Chipotle Mexican Grill, Inc. (a)		7,427	23,466,349
Chuy's Holdings, Inc. (a)		14,459	425,962
Cracker Barrel Old Country Store, Inc.		10,191	593,014
Darden Restaurants, Inc.		33,861	5,194,616
Denny's Corp. (a)		50,938	408,523
Dine Brands Global, Inc.		11,705	516,191
Domino's Pizza, Inc.		10,085	5,337,688
DoorDash, Inc. Class A (a)		71,925	9,297,025
Dutch Bros, Inc. Class A (a)		37,011	1,042,230
First Watch Restaurant Group, Inc. (a)		26,242	669,696
Jack in the Box, Inc.		9,843	561,740
Krispy Kreme, Inc.		49,346	624,227
Kura Sushi USA, Inc. Class A (a)		5,244	577,260
McDonald's Corp.		194,780	53,182,731
Papa John's International, Inc.		13,482	831,705
Portillo's, Inc. Class A (a)		43,667	535,357
RCI Hospitality Holdings, Inc.		8,341	423,389
Shake Shack, Inc. Class A (a)		13,727	1,453,003
Starbucks Corp.		306,839	27,152,183
Sweetgreen, Inc. Class A (a)		52,136	1,171,496
Texas Roadhouse, Inc.		20,104	3,232,321
Wendy's Co.		65,496	1,309,265
Wingstop, Inc.		8,934	3,437,714
Yum! Brands, Inc.		77,029	10,880,346
			159,080,595
TOTAL HOTELS, RESTAURANTS & LEISURE	311,857,845
HOUSEHOLD DURABLES – 5.9%
Consumer Electronics – 0.6%
Garmin Ltd.		43,507	6,285,456
GoPro, Inc. Class A (a)		133,461	230,888
Snap One Holdings Corp. (a)		21,300	225,354
Sonos, Inc. (a)		50,496	853,383
Vizio Holding Corp. Class A (a)		55,979	593,377
			8,188,458
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.		17,195	485,587
La-Z-Boy, Inc.		20,551	674,895
Leggett & Platt, Inc.		53,039	958,415
Mohawk Industries, Inc. (a)		17,392	2,005,645
Tempur Sealy International, Inc.		52,650	2,635,659
			6,760,201
Homebuilding – 4.4%
Beazer Homes USA, Inc. (a)		19,864	556,788
Cavco Industries, Inc. (a)		2,940	1,070,777
Century Communities, Inc.		11,659	924,792
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
DR Horton, Inc.		84,565	$ 12,049,667
Dream Finders Homes, Inc. Class A (a)		17,270	613,085
Green Brick Partners, Inc. (a)		14,853	803,993
Hovnanian Enterprises, Inc. Class A (a)		3,759	555,693
Installed Building Products, Inc.		8,100	1,909,413
KB Home		26,752	1,732,460
Legacy Housing Corp. (a)		11,633	236,964
Lennar Corp. Class A		68,750	10,423,875
LGI Homes, Inc. (a)		8,386	754,153
M/I Homes, Inc. (a)		10,320	1,199,390
Meritage Homes Corp.		11,995	1,988,051
NVR, Inc. (a)		904	6,724,720
PulteGroup, Inc.		61,321	6,832,386
Skyline Champion Corp. (a)		18,865	1,414,686
Taylor Morrison Home Corp. (a)		34,895	1,954,469
Toll Brothers, Inc.		31,161	3,711,587
TopBuild Corp. (a)		9,342	3,780,427
Tri Pointe Homes, Inc. (a)		35,808	1,319,525
			60,556,901
Household Appliances – 0.3%
Cricut, Inc. Class A		39,406	209,640
Helen of Troy Ltd. (a)		9,166	849,780
iRobot Corp. (a)		29,566	253,085
Whirlpool Corp.		17,789	1,687,464
Worthington Enterprises, Inc.		14,270	815,673
			3,815,642
Housewares & Specialties – 0.1%
Newell Brands, Inc.		155,498	1,234,654
TOTAL HOUSEHOLD DURABLES	80,555,856
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.		13,898	847,500
Brunswick Corp.		22,305	1,798,675
Funko, Inc. Class A (a)		34,764	211,713
Hasbro, Inc.		41,861	2,566,079
Johnson Outdoors, Inc. Class A		6,263	256,846
Malibu Boats, Inc. Class A (a)		12,783	434,878
MasterCraft Boat Holdings, Inc. (a)		16,482	333,431
Mattel, Inc. (a)		111,881	2,049,660
Peloton Interactive, Inc. Class A (a)		163,378	508,106
Polaris, Inc.		18,035	1,535,861
Smith & Wesson Brands, Inc.		37,993	644,741
Sturm Ruger & Co., Inc.		12,796	591,559
Topgolf Callaway Brands Corp. (a)		62,771	1,005,591
Vista Outdoor, Inc. (a)		26,306	923,077
YETI Holdings, Inc. (a)		31,985	1,142,504
TOTAL LEISURE PRODUCTS	14,850,221

	Shares	Value
SPECIALTY RETAIL – 20.9%
Apparel Retail – 4.2%
Abercrombie & Fitch Co. Class A (a)	17,762	$ 2,158,438
American Eagle Outfitters, Inc.	65,524	1,589,612
Boot Barn Holdings, Inc. (a)	11,896	1,266,567
Buckle, Inc.	17,541	655,858
Burlington Stores, Inc. (a)	18,912	3,403,025
Caleres, Inc.	18,591	684,707
Designer Brands, Inc. Class A	44,302	411,566
Foot Locker, Inc.	33,816	705,064
Gap, Inc.	76,732	1,574,541
Genesco, Inc. (a)	10,972	277,701
Guess?, Inc.	21,116	565,486
Revolve Group, Inc. (a)	31,080	618,803
Ross Stores, Inc.	92,029	11,922,357
Shoe Carnival, Inc.	16,118	538,986
Stitch Fix, Inc. Class A (a)	82,405	174,699
TJX Cos., Inc.	308,038	28,983,295
Urban Outfitters, Inc. (a)	24,220	943,611
Victoria's Secret & Co. (a)	30,353	534,820
Zumiez, Inc. (a)	17,892	307,742
		57,316,878
Automotive Retail – 3.9%
Advance Auto Parts, Inc.	21,211	1,547,979
America's Car-Mart, Inc. (a)	6,445	368,912
Arko Corp.	55,761	239,772
Asbury Automotive Group, Inc. (a)	6,528	1,372,447
AutoNation, Inc. (a)	9,786	1,577,014
AutoZone, Inc. (a)	4,936	14,592,790
Camping World Holdings, Inc. Class A	24,756	501,804
CarMax, Inc. (a)	46,759	3,178,209
Carvana Co. (a)	33,871	2,808,583
Group 1 Automotive, Inc.	4,968	1,460,691
Lithia Motors, Inc.	8,500	2,162,230
Monro, Inc.	19,070	519,658
Murphy USA, Inc.	6,244	2,583,892
O'Reilly Automotive, Inc. (a)	16,495	16,713,724
Penske Automotive Group, Inc.	7,698	1,177,101
Sonic Automotive, Inc. Class A	10,414	602,346
Valvoline, Inc. (a)	41,767	1,775,933
		53,183,085
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	56,167	4,136,138
GameStop Corp. Class A (a)	97,722	1,083,737
Upbound Group, Inc.	23,076	715,587
		5,935,462
Home Improvement Retail – 9.4%
Floor & Decor Holdings, Inc. Class A (a)	30,038	3,314,093
Home Depot, Inc.	267,946	89,552,912

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – continued
Lowe's Cos., Inc.		158,291	$ 36,088,765
			128,955,770
Homefurnishing Retail – 0.7%
Arhaus, Inc.		37,372	473,129
Beyond, Inc. (a)		25,168	506,632
Haverty Furniture Cos., Inc.		13,263	408,500
RH (a)		5,464	1,349,881
Wayfair, Inc. Class A (a)		28,757	1,442,164
Williams-Sonoma, Inc.		18,392	5,274,458
			9,454,764
Other Specialty Retail – 2.3%
1-800-FLOWERS.com, Inc. Class A (a)		32,006	290,295
Academy Sports & Outdoors, Inc.		24,737	1,442,167
Bath & Body Works, Inc.		65,317	2,966,698
Chewy, Inc. Class A (a)		52,721	790,288
Dick's Sporting Goods, Inc.		18,255	3,668,160
Five Below, Inc. (a)		16,508	2,415,781
Hibbett, Inc.		7,868	678,536
Leslie's, Inc. (a)		90,911	357,280
MarineMax, Inc. (a)		16,431	405,353
National Vision Holdings, Inc. (a)		37,527	653,720
ODP Corp. (a)		15,410	784,523
Petco Health & Wellness Co., Inc. (a)		97,916	146,874
Sally Beauty Holdings, Inc. (a)		54,012	586,030
Signet Jewelers Ltd.		15,080	1,478,292
Tractor Supply Co.		30,187	8,243,466
Ulta Beauty, Inc. (a)		13,625	5,515,945
Warby Parker, Inc. Class A (a)		43,615	512,040
Winmark Corp.		1,668	599,346
			31,534,794
TOTAL SPECIALTY RETAIL	286,380,753
TEXTILES, APPAREL & LUXURY GOODS – 5.3%
Apparel, Accessories & Luxury Goods – 2.1%
Capri Holdings Ltd. (a)		38,228	1,356,329
Carter's, Inc.		14,067	962,323
Columbia Sportswear Co.		13,949	1,110,759
Figs, Inc. Class A (a)		90,065	460,232
G-III Apparel Group Ltd. (a)		21,955	618,033
Hanesbrands, Inc. (a)		174,617	796,254
Kontoor Brands, Inc.		18,964	1,176,906

		Shares	Value

Levi Strauss & Co. Class A		44,704	$ 948,619
Lululemon Athletica, Inc. (a)		31,318	11,293,271
Movado Group, Inc.		16,174	411,952
Oxford Industries, Inc.		7,660	825,595
PVH Corp.		18,635	2,027,488
Ralph Lauren Corp.		12,632	2,067,101
Tapestry, Inc.		68,478	2,733,642
Under Armour, Inc. Class A (a)		93,442	628,865
Under Armour, Inc. Class C (a)		90,358	589,134
VF Corp.		109,751	1,367,497
			29,374,000
Footwear – 3.2%
Crocs, Inc. (a)		19,007	2,363,901
Deckers Outdoor Corp. (a)		7,297	5,972,376
NIKE, Inc. Class B		329,262	30,377,712
Skechers USA, Inc. Class A (a)		41,306	2,728,261
Steven Madden Ltd.		26,781	1,082,220
Wolverine World Wide, Inc.		58,933	632,940
			43,157,410
TOTAL TEXTILES, APPAREL & LUXURY GOODS	72,531,410
TOTAL COMMON STOCKS (Cost $1,244,785,833)			1,366,659,510
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $2,160,000)		2,160,000	2,160,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,246,945,833)	1,368,819,510
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	431,191
NET ASSETS – 100.0%	$1,369,250,701

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $119,500 of cash collateral to cover margin requirements for futures contracts.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	11	June 2024	1,963,940	$ (67,059)	$ (67,059)
CME E-mini Russell 2000 Index Contracts (United States)	4	June 2024	397,120	(23,973)	(23,973)
Total Equity Index Contracts					$ (91,032)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	6

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8